Significant Accounting Policies - Additional information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Number shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) Number shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)
Disclosure of Accounting Policies [Line Items]
Exchange rate	6.3726	6.3726				6.3726
Restricted cash	¥ 4,155	¥ 4,155	¥ 3,695	¥ 3,695		$ 652
Number of lien arrangements | Number	0		0
Weighted average contract period	117 days		124 days		97 days
Recognized revenue	¥ 11,000		¥ 9,900		¥ 8,900
Revenue remaining performance obligation	0	0	0	0	0
Contract assets	0	0	0	0	0
Advertising and promotional expenses	360,200		127,400		191,100
Employee benefit expenses	¥ 57,200		38,500		36,000
Income tax examination likelihood of settlement	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.
Unrecognized uncertain tax positions	¥ 0	¥ 0	0	0	0
Annual appropriation to reserve percent	10.00%	10.00%				10.00%
Threshold limit for reserve appropriation	50.00%	50.00%				50.00%
Appropriation to statutory reserves	¥ 0		0		0
Cash and cash equivalents	533,293	¥ 533,293	315,459	315,459		$ 83,700
Lease liabilities	31,005	31,005	4,296	4,296			¥ 11,700
Finance lease	0	0	0	0
Operating lease liabilities, current	13,929	13,929	3,709	3,709		2,186	8,300
Operating lease liabilities, non-current	17,076	17,076	587	587		$ 2,680	¥ 3,400
Investment income from its short term investments	¥ 500	¥ 500	¥ 1,200	¥ 1,200	¥ 0
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Finance lease	Finance lease	Finance lease	Finance lease		Finance lease
Share option granted | shares	0		0
Exercise price of fair value grant date price | $ / shares		¥ 0		¥ 0
Alipay and WeChat Pay [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	¥ 11,300	¥ 11,300	¥ 11,600	¥ 11,600
Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Cash and cash equivalents	¥ 237,800	¥ 237,800	¥ 152,000	¥ 152,000
Cash And Cash Equivalents Total [Member] | Subsidiaries [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage			48.20%	48.20%
Cash And Cash Equivalents Total [Member] | VIE [Member]
Disclosure of Accounting Policies [Line Items]
Concentration risk percentage	44.60%	44.60%				44.60%
Bank Balance [Member]
Disclosure of Accounting Policies [Line Items]
Restricted cash	¥ 4,200	¥ 4,200
Credit Card [Member]
Disclosure of Accounting Policies [Line Items]
Restricted cash	1,200	1,200
Local Authorities [Member]
Disclosure of Accounting Policies [Line Items]
Restricted cash	¥ 3,000	¥ 3,000